RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS
1
9
. RELATED PARTY TRANSACTIONS
Purchases from Carrier and its affiliates comprised 60%, 61%, and 63% of all inventory purchases made during 2022, 2021
,
and 2020, respectively. At December 31, 2022 and 2021, approximately $88,000 and $90,000, respectively, was payable to Carrier and its affiliates, net of receivables. We also sell HVAC products to Carrier and its affiliates. Revenues in our consolidated statements of income for 2022, 2021
,
and 2020 included approximately $97,000, $108,000, and $103,000, respectively, of sales to Carrier and its affiliates. We believe these transactions are conducted on terms equivalent to an arm’s-length
basis in the ordinary course of business.
A member of our Board of Directors is the Senior Chairman of Greenberg Traurig, P.A., which serves as our principal outside counsel for compliance and acquisition-related legal services. During 2022, 2021
,
and 2020, fees for services performed were $186, $225, and $156, respectively, and $1 and $34 was payable at December 31, 2022 and 2021, respectively.